Income Tax - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended			12 Months Ended	1 Months Ended				6 Months Ended
	Oct. 11, 2011	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 19, 2012	Oct. 11, 2011 Scenario, Forecast	Dec. 31, 2012 Period 4 Employee	Dec. 31, 2012 Period 5 Employee	Dec. 31, 2012 Development Services	Oct. 19, 2012 Income Tax	Oct. 19, 2012 Municipal Taxes	Dec. 31, 2012 Municipal Taxes	Dec. 31, 2012 Property Taxes	Jun. 30, 2013 Minimum	Jun. 30, 2013 Maximum
Income Tax Disclosure [Line Items]
Corporate income tax					30.00%	39.00%										30.00%	39.00%
Adjustment to deferred taxes due to changes in enacted tax rate		$ 1,441,000	$ 1,441,000
Future realized windfall tax benefit		8,400,000	8,400,000
Net operating loss carried forward expires			Dec. 31, 2023
Total available gross net operating loss		59,000,000	59,000,000
Open tax uncertainty positions		0	0
Reduction in deferred tax liability					(27,600,000)
Unremitted earnings for foreign subsidiaries				8,300,000
Tax exemption period												15 years	15 years
Tax exemption period, effective date												Jan. 01, 2012	Jan. 01, 2013
Preferential tax rate	7.00%			4.00%				4.00%
Percentage of income tax exemption														60.00%	90.00%
Tax exemption, conditions				The grant contains customary commitments, conditions and representations that EVERTEC, LLC will be required to comply with in order to maintain the grant. The more significant commitments include (i) maintaining at least 750 employees in EVERTEC, LLC's Puerto Rico data processing operations during 2012 and at least 700 employees for the remaining years of the grant; and (ii) investing at least $200.0 million in building, machinery, equipment or computer programs to be used
Commitments to maintain tax exemption grant, minimum number of employees to be maintained									750	700
Commitments to maintain tax exemption grant, investments							200,000,000
Commitments to maintain tax exemption grant, investment increment over four year cycle							50,000,000
Income subject to exemption amount				1,500,000	4,900,000						200,000
Tax exemption expiration date	2024-11-01
Base tax rate											7.00%
Base tax rate period											10 years
Unrecognized tax benefits, accrued interest expense				200,000	300,000
Average interest rate				10.00%	10.00%
Unrecognized tax benefits				$ 828,000	$ 1,503,000	$ 1,222,000